Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Summary of Loss Per Share And weighted Average Shares
The computation of loss per share and weighted average shares of the Company’s common stock outstanding for the years ended December 31, 2022, 2021 and 2020 is as follows (in thousands except share and per share data):

	Year ended December 31,
	2022	2021	2020
Net loss – basic and diluted	$(181,636)	$(592,753)	$(30,348)
Preferred share accretion	—	(11,327)	(31,870)

Net loss attributable to common stockholders – basic and diluted	$(181,636)	$(604,080)	$(62,218)
Basic and diluted weighted average common stock outstanding	198,939,079	150,912,333	70,040,242

Loss per share attributable to common stockholders – basic and diluted	$(0.91)	$(4.00)	$(0.89)

Summary of Antidilutive Securities Excluded From Computation of Earning Per Share
The following table presents the potentially dilutive securities that were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented because including them would have been antidilutive:

	Year ended December 31,
	2022	2021	2020
Stock options to purchase common stock	357,945	436,238	—
Unvested restricted shares	3,417,484	8,889,155	—
Public and private placement warrants to purchase common stock	7,668,280	7,668,381	—
Unvested equity-settled restricted share units	2,719,136	—	—
Unvested equity-settled performance-based restricted share units	1,849,942	—	—
Warrants issued to NFL to purchase common stock	18,500,000	18,500,000	—
Preference shares	—	—	218,561,319
Incentive Securities	—	—	31,168,684

Total	34,512,787	35,493,774	249,730,003